Capital adequacy and liquidity situation - Leverage ratio (Details) - Separate - SEK (kr) kr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of credit risk exposure
On-balance sheet exposures	kr 254,290	kr 236,953
Off-balance sheet exposures	5,734	7,161
Total exposure measure	kr 260,024	kr 244,114
Leverage ratio	9.00%	9.50%
Total Leverage ratio requirement
Capital base requirement of 3 percent	kr 7,801	kr 7,323
Pillar 2 guidance	390	366
Total capital requirement relating to Leverage ratio including Pillar 2 guidance	kr 8,191	kr 7,689
Capital base requirement of 3 percent	3.00%	3.00%
Pillar 2 guidance	0.20%	0.20%
Total capital requirement relating to Leverage ratio including Pillar 2 guidance	3.20%	3.20%
Additional capital (pillar 2 guidance) of total leverage ratio exposure	0.15%